Intangibles assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of intangible assets

	2024			2023
	Cost	Accumulated amortization	Net value	Cost	Accumulated amortization	Net value

Intangibles related to acquisitions	137,318	(58,705)	78,613	107,181	(45,547)	61,634
Internally developed intangibles	313,983	(54,136)	259,847	250,236	(25,538)	224,698
Other intangibles	29,737	(20,581)	9,156	28,815	(19,266)	9,549
Total	481,038	(133,422)	347,616	386,232	(90,351)	295,881

Schedule of goodwill

	2024	2023
	Goodwill

Nu Investimento's acquisition	353,405	381,266
Other acquisitions	60,882	16,272
Total	414,287	397,538

Schedule of changes on intangible assets and goodwill

	2024
	Goodwill	Intangible assets
		Intangibles related to acquisitions	Internally developed intangible(s)	Other Intangibles	Total Intangibles
Balance at beginning of the year	397,538	61,634	224,698	9,549	295,881
Additions	44,610	27,825	154,583	7,860	190,268
Disposals	-	-	(24,748)	(1,864)	(26,612)
Amortization	-	(13,320)	(37,607)	(5,157)	(56,084)
Effect of changes in exchange rates (OCI) (i)	(27,861)	2,474	(57,079)	(1,232)	(55,837)
Balance at end of the year	414,287	78,613	259,847	9,156	347,616

(i)	Effect of changes in exchange rates includes foreign exchange adjustments on goodwill due to the reverse acquisition of Nu Distribuidora de Titulos e Valores Mobiliarios ("Nu DTVM") by Nu Investimento.

	2023
	Goodwill	Intangible assets
		Intangibles related to acquisitions	Internally developed intangible(s)	Other Intangibles	Total Intangibles
Balance at beginning of the period	397,397	78,047	84,137	19,980	182,164
Additions	-	-	165,115	45	165,160
Disposals	-	-	(23,463)	(1,369)	(24,832)
Amortization	-	(14,784)	(13,949)	(9,880)	(38,613)
Effect of changes in exchange rates (OCI)	141	(1,629)	12,858	773	12,002
Balance at end of the period	397,538	61,634	224,698	9,549	295,881

	2022
	Goodwill	Intangible assets
		Intangibles related to acquisitions	Other Intangibles	Total Intangibles
Balance at beginning of the year	401,872	53,406	18,931	72,337
Additions	7,654	40,995	92,236	133,231
Disposals	-	-	(5,694)	(5,694)
Amortization	-	(15,919)	(9,211)	(25,130)
Others	(11,637)	-	-	-
Effect of changes in exchange rates (OCI)	(492)	(435)	7,855	7,420
Balance at end of the year	397,397	78,047	104,117	182,164